Remuneration and other benefits paid to the Bank’s directors and senior managers (Tables)	12 Months Ended
Dec. 31, 2023
Remuneration And Other Benefits Paid To The Bank's Directors And Senior Managers [Abstract]
Schedule summarising annual emolument
In accordance with the remuneration policy approved at the general shareholders' meeting on 31 March 2023, the annual allotment for board and committee membership (except for the executive committee) increased EUR 3,000 compared to the amount approved and established for 2022. Each director received the amounts for serving on the board and its committees and positions held in them included in the chart below for 2022 and 2023:

Amount per director in euros	2023	2022
Members of the board of directors	98,000	95,000
Members of the executive committee	170,000	170,000
Members of the audit committee	43,000	40,000
Members of the appointments committee	28,000	25,000
Members of the remuneration committee	28,000	25,000
Members of the risk supervision, regulation and compliance committee	43,000	40,000
Members of the responsible banking, sustainability and culture committee	18,000	15,000
Members of the innovation and technology committee	28,000	25,000
Chair of the audit committee	70,000	70,000
Chair of the appointments committee	50,000	50,000
Chair of the remuneration committee	50,000	50,000
Chair of the risk supervision, regulation and compliance committee	70,000	70,000
Chair of the responsible banking, sustainability and culture committee	50,000	50,000
Chair of the innovation and technology committee	70,000	70,000
Lead independent directorA	110,000	110,000
Non-executive Vice Chair	30,000	30,000
A.Since 2015, Bruce Carnegie-Brown has been allocated EUR 700,000 (including annual allowances and attendance fees) in minimum total annual pay set for the lead independent director, for his services to the board and its committees, particularly as Chair of the nomination and remuneration committees and also as lead independent director; and for the required time and dedication to perform these roles. Bruce Carnegie-Brown has stepped down from his role of Lead Independent Director on 1 October 2023, when he has been succeeded in this position by Glenn Hutchins.

Schedule summarising attendance fees
The fees have not been modified since 2016. For 2023 and 2022 they are as follows:

Attendance fees per director per meeting in euros	2023	2022
Board of directors	2,600	2,600
Audit committee and risk supervision, regulation and compliance committee	1,700	1,700
Other committees (excluding executive committee)	1,500	1,500

Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives)
The detail, by bank director, of the short-term (immediate) and deferred (not subject to long-term goals) remuneration for 2023 and 2022 is provided below:

EUR thousand
	2023
	Bylaw-stipulated emoluments
	Annual emolument
	BoardF	Executive committee	Audit committee	Appointments committee	Remuneration committee	Risk supervision, regulation and compliance oversight committee	Responsible banking, sustainability and culture committee	Innovation and technology committee	Attendance fees and commissions
Ana Botín	98	170	—	—	—	—	—	98	45
Héctor GrisiA	98	170	—	—	—	—	—	28	44
José Antonio Álvarez	128	170	—	—	—	—	—	28	45
Bruce Carnegie-Brown	203	127	—	78	66	—	—	21	81
Homaira Akbari	98	—	43	—	—	—	18	28	78
Javier BotínB	98	—	—	—	—	—	—	—	39
Sol Daurella	98	—	—	28	28	—	18	—	77
Henrique de Castro	98	—	43	—	28	—	—	28	87
Gina Díez	98	—	—	28	—	—	17	—	68
Luis Isasi	98	170	—	—	28	43	—	—	78
Ramiro Mato	98	170	43	—	—	43	68	—	96
Belén Romana	98	170	43	—	—	113	18	28	102
Pamela Walkden	98	—	113	—	—	43	—	—	87
Germán de la Fuente	98	—	43	—	—	43	—	—	87
Glenn Hutchins[2]	193	—	—	28	41	—	—	28	83
Álvaro CardosoC	—	—	—	—	—	—	—	—	—
R. Martín ChavezD	—	—	—	—	—	—	—	—	—
Sergio RialE	—	—	—	—	—	—	—	—	—
Total 2023	1,700	1,147	328	162	191	285	139	287	1,096
Total 2022	1,561	1,020	301	139	159	241	114	229	930
A. Director since 1 January 2023.
B.All amounts received were reimbursed to Fundación Botín.
C.Stepped down as director on 1 April 2022.
D.Stepped down as director on 1 July 2022.
E.Stepped down as director on 1 January 2023.
F.Also includes emoluments for other roles in the board.
1. Includes EUR 1,000 thousand for the role as non-executive Chair of Santander España and for Santander España board and committees meetings for Luis Isasi. For José Antonio Álvarez, this amount includes remuneration as strategic advisor of Grupo Santander, life and health insurance contributions (EUR 722 thousand) and the supplement for having waived the death and disability policy (EUR 710 thousand).
2. From 1 October 2023, the Lead Independent Director, non-executive Vice Chair and Chair of remuneration committee is Mr. Glenn Hutchins, succeeding Mr. Carnegie-Brown.

	2023									2022

	Short-term and deferred (not subject to long-term goals) salaries of executive directors

	Fixed	Variable - immediate payment		Deferred variable
		In cash	In instruments	In cash	In instruments	Total	Pension contribution	Other remuneration[1]	Total	Total
Ana Botín	3,271	1,780	1,780	1,068	1,068	8,967	1,144	1,022	11,544	11,001
Héctor GrisiA	3,000	1,220	1,220	732	732	6,904	966	47	8,257	—
José Antonio Álvarez	—	—	—	—	—	—	—	3,182	3,553	9,086
Bruce Carnegie-Brown	—	—	—	—	—	—	—	—	576	700
Homaira Akbari	—	—	—	—	—	—	—	—	265	244
Javier BotínB	—	—	—	—	—	—	—	—	137	129
Sol Daurella	—	—	—	—	—	—	—	—	249	230
Henrique de Castro	—	—	—	—	—	—	—	—	284	261
Gina Díez	—	—	—	—	—	—	—	—	211	172
Luis Isasi	—	—	—	—	—	—	—	1,000	1,417	1,412
Ramiro Mato	—	—	—	—	—	—	—	—	518	500
Belén Romana	—	—	—	—	—	—	—	—	572	549
Pamela Walkden	—	—	—	—	—	—	—	—	341	323
Germán de la Fuente	—	—	—	—	—	—	—	—	271	137
Glenn Hutchins[2]	—	—	—	—	—	—	—	—	372	10
Álvaro CardosoC	—	—	—	—	—	—	—	—	—	39
R. Martín ChavezD	—	—	—	—	—	—	—	—	—	147
Sergio RialE	—	—	—	—	—	—	—	—	—	131
Total 2023	6,271	3,000	3,000	1,800	1,800	15,871	2,110	5,251	28,567	—
Total 2022	5,717	2,827	2,829	1,697	1,697	14,767	1,892	3,719		25,071
Footnotes in previous table.

The table below includes the amounts relating to the short-term remuneration of the members of senior management at 31 December 2023 and those at 31 December 2022, excluding the remuneration of the executive directors, which is detailed above. This amount has been reduced by 38% compared to that reported in 2014 (EUR 80,792 thousand):

EUR thousand
		Short-term salaries and deferred remuneration
			Variable remuneration (bonus) - Immediate payment		Deferred variable remuneration
Year	Number of persons	Fixed	In cash	In instruments[2]	In cash	In instruments[3]	Pensions	Other remuneration[1]	Total
2023	14	17,109	7,355	7,356	3,219	3,220	4,775	7,135	50,169
2022	14	18,178	7,733	7,733	3,398	3,399	5,339	6,956	52,736
1.    Includes other remuneration items such as life and medical insurance premiums and localization aids and lastly RSUs from PagoNxt S.L., for his work as a director in said entity.
2.    The amount of immediate payment for 2023 is 1,567,930 shares and 1,386,491share options (2,504,000 Santander shares in 2022).
3.    The deferred amount in instruments not linked to long-term objectives for 2023 is 700,305 shares and 554,597 share options ( 1,101,000 Santander shares in 2022).

Schedule summarising remuneration related to multi-annual variable objectives
Following is the detail by executive director of the salaries linked to multi-year objectives at their fair Value, which will only be received if the conditions of permanence in the Group, non-applicability of malus clauses and achievement of the established objectives are met (or, as the case may be, of the minimum thresholds thereof, with the consequent reduction of amount agreed-upon at the end of the year) in the terms described in Note 46.

EUR thousand
	2023				2022
	Variable subject to long-term objectives[1]
	In cash	In shares	In RSUs	Total	Total
Ana Botín	1,121	911	210	2,243	2,128
Héctor Grisi	769	592	176	1,537	—
José Antonio Álvarez	—	—	—	—	1,436
Total	1,890	1,504	386	3,780	3,564
1. Corresponds with the fair value of the maximum amount they are entitled to in a total of 3 years: 2027, 2028 and 2029, subject to conditions of continued service, with the exceptions provided, and to the non-applicability of malus clauses and achievement of the objectives established.
These remuneration payments shall be received, as the case may be, in the corresponding deferral periods, upon achievement of the conditions stipulated for each payment (see note 46):

EUR thousand
		Variable remuneration subject to long-term objectives[1]
Year	Number of people	Cash payment	Instrument payment	Total
2023	14	3,380	3,381	6,761
2022	14	3,568	3,569	7,137
1.    Relates to the fair value of the maximum annual amounts for years 2027, 2028 and 2029 of the eighth cycle of the deferred conditional variable remuneration plan (2026, 2027 and 2028 for the seventh cycle of the deferred variable compensation plan linked to annual objectives for the year 2022).

Schedule summarising remuneration related to provisions for retirement pensions and supplementary benefits	The provisions recognised in 2023 and 2022 for retirement pensions were as follows:

EUR thousand
	2023	2022
Ana Botín	1,144	1,081
Héctor Grisi	966	—
José Antonio Álvarez	—	811
Total	2,110	1,892

Schedule summarising remuneration related to welfare system
Following is a detail of the balances relating to each of the directors under the welfare system as of 31 December 2023 and 2022:

EUR thousand
	2023	2022
Ana Botín	49,257	46,725
Héctor Grisi	585	—
José Antonio Álvarez	19,495	18,958
Total	69,338	65,683

Schedule summarising remuneration related to life and disability insurance	Also, the following table provides information on the sums insured for the Bank’s directors:

Insured capital
EUR thousand
	2023	2022
Ana Botín	21,054	20,988
Héctor Grisi	50	—
José Antonio Álvarez	11,910	17,345
Total	33,014	38,333

Schedule summarising shares assigned for deferred variable remuneration plans

Share-based variable remuneration
	Maximum number of shares to be delivered at January 1,2022	Shares delivered in 2022 (immediate payment 2021 variable remuneration)	Shares delivered in 2022 (deferred payment 2020 variable remuneration)	Shares delivered in 2022 (deferred payment 2019 variable remuneration)	Shares delivered in 2022 (deferred payment 2018 variable remuneration)	Shares delivered in 2022 (deferred payment 2017 variable remuneration)	Variable remuneration 2022 (Maximum number of shares to be delivered)
2017 variable remuneration
Ana Botín	62,722	—	—	—	—	(31,361)	—
José Antonio Álvarez	41,946	—	—	—	—	(20,973)	—
	104,668					(52,334)
2018 variable remuneration
Ana Botín	103,201	—	—	—	(34,400)	—	—
José Antonio Álvarez	68,963	—	—	—	(22,988)	—	—
	172,164				(57,388)
2019 variable remuneration
Ana Botín	425,853	—	—	(106,463)	—	—	—
José Antonio Álvarez	284,599	—	—	(71,150)	—	—	—
	710,452			(177,613)
2020 variable remuneration
Ana Botín	186,369	—	(37,274)	—	—	—	—
José Antonio Álvarez	101,229	—	(20,246)	—	—	—	—
	287,598		(57,520)
2021 variable remuneration
Ana Botín	1,480,622	(592,249)	—	—	—	—	—
José Antonio Álvarez	999,259	(399,704)	—	—	—	—	—
	2,479,881	(991,953)
2022 variable remuneration
Ana Botín	—	—	—	—	—	—	631,829
José Antonio Álvarez	—	—	—	—	—	—	426,475
							1,058,305
2023 variable remuneration[1]
Ana Botín	—	—	—	—	—	—	—
Héctor Grisi	—	—	—	—	—	—	—

1.For each director, 40% of the shares indicated correspond to the short-term variable (or immediate payment). The remaining 60% is deferred for delivery, where appropriate, by fifths in the next five years, the last three being subject to the fulfilment of multiannual objectives.

Maximum number of shares to be delivered at December 31, 2022	Instruments matured but not consolidated at January 1, 2023[2]	Shares delivered in 2023 (immediate payment 2022 variable remuneration)	Shares delivered in 2023 (deferred payment 2021 variable remuneration)	Shares delivered in 2023 (deferred payment 2020 variable remuneration)	Shares delivered in 2023 (deferred payment 2019 variable remuneration)	Shares delivered in 2023 (deferred payment 2018 variable remuneration)	Shares delivered in 2023 (deferred payment 2017 variable remuneration)	Variable remuneration 2023 (Maximum number of shares to be delivered)	Maximum number of shares to be delivered at December 31, 2023

31,361	—	—	—	—	—	—	(31,361)	—	—
20,973	—	—	—	—	—	—	(20,973)	—	—
52,334							(52,334)

68,800	—	—	—	—	—	(34,400)	—	—	34,400
45,975	—	—	—	—	—	(22,988)	—	—	22,988
114,776						(57,388)			57,388

319,390	(106,453)	—	—	—	(35,452)	—	—	—	177,485
213,449	(71,143)	—	—	—	(23,693)	—	—	—	118,614
532,839	(177,595)				(59,145)				296,099

149,095	—	—	—	(37,274)	—	—	—	—	111,821
80,983	—	—	—	(20,246)	—	—	—	—	60,737
230,078				(57,520)					172,558

888,373	—	—	(177,675)	—	—	—	—	—	710,698
599,555	—	—	(119,911)	—	—	—	—	—	479,644
1,487,928			(297,586)						1,190,342

631,829	—	(273,410)	—	—	—	—	—	—	358,419
426,475	—	(184,521)	—	—	—	—	—	—	241,954
1,058,305		(457,931)							600,374

—	—	—	—	—	—	—	—	1,127,208	1,127,208
—	—	—	—	—	—	—	—	749,143	749,143
								1,876,351	1,876,351

2.The levels of achievement of the multi-year metrics of the long-term variable remuneration plans:

1) Fifth cycle of the deferred multi-year objectives variable remuneration plan (2020): 83.3% of achievement for the period 2020-2022.
a. CET1 metric at 100% of achievement for 2022 year-end period (target 12.00%). Weight of 33.3%.
b. Underlying BPA growth at 150% of achievement (target growth of 10%). Weight of 33.3%.
c. TSR metric at 0% of achievement (minimum target of 33% not reached). Weight of 33.3%.

2) Fourth cycle of the deferred multi-year objectives variable remuneration plan (2019): 33.3% of achievement for the period 2019-2021.
a. CET1 metric at 100% of achievement for 2021 year-end period (target 12.00%). Weight of 33.3%.
b. Underlying BPA growth at 0% of achievement (target growth of 15%). Weight of 33.3%.
c. TSR metric at 0% of achievement (minimum target of 33% not reached). Weight of 33.3%.

3) Third cycle of the deferred multi-year objectives variable remuneration plan (2018): 33.3% of achievement for the period 2018-2020.
a. CET1 metric at 100% of achievement for 2020 year-end period (target 11.30%). Weight of 33.3%.
b. Underlying BPA growth at 0% of achievement (target growth of 25%). Weight of 33.3%.
c. TSR metric at 0% of achievement (minimum target of 33% not reached). Weight of 33.3%.

Schedule summarising the cash paid for awards
Furthermore, the maximum number of RSUs of PagoNxt, S.L. to be delivered under the current plan is 9,529 and 8,005 units for Ana Botín and Héctor Grisi, respectively.
In addition, the table below shows the cash delivered in 2023 and 2022, by way of either immediate payment or deferred payment, in the latter case once the Board had determined, at the proposal of the remuneration committee, that one-fifth relating to each plan had accrued:

EUR thousand
	2023		2022
	Cash paid (immediate payment 2022 variable remuneration)	Cash paid (deferred payments from 2021, 2020, 2019 and 2018 variable remuneration)	Cash paid (immediate payment 2021 variable remuneration)	Cash paid (deferred payments from 2020, 2019, 2018 and 2017 variable remuneration)
Ana Botín	1,689	1,117	1,838	1,102
Héctor Grisi	1,823	697	—	—
José Antonio Álvarez	1,140	737	1,241	726
Total	4,652	2,551	3,079	1,827

Schedule summarising maximum number of shares to be delivered and actual number of shares delivered	Also set forth below is information on the deliveries, whether in shares or in cash, made in 2023 and 2022 to former board members, upon achievement of the conditions for the receipt thereof (see note 46):

Maximum number of shares to be delivered
	2023	2022
Deferred conditional variable remuneration plan and linked to objectives (2016)	—	—
Deferred conditional variable remuneration plan and linked to objectives (2017)	—	33,783
Deferred conditional variable remuneration plan and linked to objectives (2018)	29,860	36,543
Deferred conditional variable remuneration plan and linked to objectives (2019)	48,980	98,092
Deferred conditional variable remuneration plan and linked to objectives (2020)	106,536	—
Deferred conditional variable remuneration plan and linked to objectives (2021)	300,000	—
Deferred conditional variable remuneration plan and linked to objectives (2022)	—	—

Number of shares delivered
	2023	2022
Deferred conditional variable remuneration plan and linked to objectives (2016)	—	60,251
Deferred conditional variable remuneration plan and linked to objectives (2017)	6,145	33,783
Deferred conditional variable remuneration plan and linked to objectives (2018)	29,860	18,272
Deferred conditional variable remuneration plan and linked to objectives (2019)	24,490	32,698
Deferred conditional variable remuneration plan and linked to objectives (2020)	42,632	—
Deferred conditional variable remuneration plan and linked to objectives (2021)	75,000	—
Deferred conditional variable remuneration plan and linked to objectives (2022)	—
The maximum number of Santander shares that the members of senior management at each plan grant date (excluding executive directors) were entitled to receive as of 31 December 2023 and 31 December 2022 relating to the deferred portion under the various plans then in force is the following (see note 46):

Maximum number of shares to be delivered
	2023	2022
Deferred conditional variable remuneration plan and linked to objectives (2016)	—	18,500
Deferred conditional variable remuneration plan and linked to objectives (2017)	—	76,053
Deferred conditional variable remuneration plan and linked to objectives (2018)	72,734	155,758
Deferred conditional variable remuneration plan and linked to objectives (2019)	176,704	949,917
Deferred conditional variable remuneration plan and linked to objectives (2020)	728,200	1,438,437
Deferred conditional variable remuneration plan and linked to objectives (2021)	1,824,824	2,711,926
Deferred conditional variable remuneration plan and linked to objectives (2022)	2,320,032	—
Since the conditions established in the corresponding deferred share-based remuneration schemes for prior years had been met, the following number of Santander shares was delivered in 2023 and 2022 to the senior management, in addition to the payment of the related cash amounts:

Number of shares delivered
	2023	2022
Deferred conditional variable remuneration plan and linked to objectives (2016)	—	114,006
Deferred conditional variable remuneration plan and linked to objectives (2017)	11,046	107,891
Deferred conditional variable remuneration plan and linked to objectives (2018)	72,734	79,037
Deferred conditional variable remuneration plan and linked to objectives (2019)	88,352	288,041
Deferred conditional variable remuneration plan and linked to objectives (2020)	292,737	360,614
Deferred conditional variable remuneration plan and linked to objectives (2021)	456,206	2,556,117
Deferred conditional variable remuneration plan and linked to objectives (2022)	2,070,634	—

Schedule of direct risk exposure to bank's directors and the guarantees provided	These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognized:

EUR thousand
	2023			2022
	Loans and credits	Guarantees	Total	Loans and credits	Guarantees	Total
Ana Botín	26	—	26	20	—	20
José Antonio Álvarez	4	—	4	7	—	7
Bruce Carnegie-Brown	—	—	—	—	—	—
Javier Botín	4	—	4	23	—	23
Sol Daurella	51	—	51	49	—	49
Belén Romana	—	—	—	—	—	—
Ramiro Mato	—	—	—	1	—	1
Homaira Akbari	—	—	—	—	—	—
Henrique de Castro	—	—	—	—	—	—
Pamela Walkden	—	—	—	—	—	—
Luis Isasi	—	—	—	—	—	—
Sergio Rial[1]	—	—	—	5	—	5
Héctor Grisi	8	—	8	—	—	—
Gina Díez Barroso	1	—	1	—	—	—
Glenn Hutchins	—	—	—	—	—	—
Germán de la Fuente	—	—	—	—	—	—
	94	—	94	105	—	105
1.    Ceased as director of Banco Santander, S.A. on 1 January 2023

	2023
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	61,097	924
Without mortgage guarantee	215	16
With mortgage guarantee	60,882	908

	2022
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	63,688	1,088
Without mortgage guarantee	288	24
With mortgage guarantee	63,400	1,064

	2021
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	62,324	1,860
Without mortgage guarantee	419	115
With mortgage guarantee	61,905	1,745

	2023
EUR Million	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development (including land) (business in Spain)	2,433	259	40
Of which impaired	74	5	29
Memorandum items written-off assets	346	—	—

Memorandum items: Data from the public consolidated balance sheet
2023
EUR Million	Carrying amount
Total loans and advances to customers excluding the Public sector (business in Spain) (Book value)	241,695
Total consolidated assets (Total business) (Book value)	1,797,062
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,230
The following table shows the detail of the assets foreclosed by the businesses in Spain at the end of 2023:

	2023
EUR Million	Gross carrying amount	Valuation adjustments	Of which impairment losses on assets since time of foreclosure	Net Carrying amount
Property assets arising from financing provided to construction and property development companies	4,901	2,801	2,072	2,100
Of which:
Completed buildings	1,054	615	519	439
Residential	224	111	89	113
Other	830	504	430	326
Buildings under construction	101	45	36	56
Residential	12	9	6	3
Other	89	36	30	53
Land	3,746	2,141	1,517	1,605
Developed land	1,107	589	366	518
Other land	2,639	1,552	1,151	1,087
Property assets from home purchase mortgage loans to households	473	197	131	276
Other foreclosed property assets	132	60	46	72
Total property assets	5,506	3,058	2,249	2,448

	2023					2022
	Portfolio
Country	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Non-trading financial assets mandatorily at fair value through profit or loss	Total net direct exposure	Total net direct exposure
Spain	4,996	97	34,534	—	39,627	29,095
Portugal	462	1,247	5,150	—	6,859	5,456
Italy	(2,187)	415	7,366	—	5,594	7,415
Greece	—	—	—	—	—	—
Ireland	—	—	—	—	—	—
Rest Eurozone	2,899	604	4,621	—	8,124	5,651
UK	1,261	607	1,919	—	3,787	2,106
Poland	194	6,340	4,733	—	11,267	8,715
Rest of Europe	16	2,467	310	—	2,793	132
US	2,049	5,253	14,002	—	21,304	23,298
Brazil	11,715	10,273	5,745	—	27,733	23,728
Mexico	3,311	12,075	5,439	—	20,825	17,306
Chile	97	1,040	5,148	—	6,285	6,485
Rest of America	277	543	1,430	—	2,250	1,964
Rest of the World	229	2,843	1,455	—	4,527	3,542
TOTAL	25,319	43,804	91,852	—	160,975	134,893

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2023
	Total
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	12,851	437	37	5	2	—	4
Other financial institutions and: individual shareholder	1,011	258	833	285	38	182	58
Non-financial institutions and individual shareholder	728,123	7,709	61,110	6,977	4,079	1,461	3,543
Of which financing for constructions and property development	14,236	106	2,035	506	415	41	134
Other warehouses	4,400,346	6,107	507,378	10,185	4,602	4,043	4,484
Total	5,142,331	14,511	569,358	17,452	8,721	5,686	8,089
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2023
Of which, non-performing/Doubtful
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	7	3	7	1	1	—	3
Other financial institutions and: individual shareholder	472	25	428	107	21	51	50
Non-financial institutions and individual shareholder	385,859	3,307	37,225	3,751	2,134	709	3,078
Of which financing for constructions and property development	7,759	56	1,155	235	183	18	112
Other warehouses	2,092,099	2,593	293,433	5,257	1,744	2,394	3,415
Total	2,478,437	5,928	331,093	9,116	3,900	3,154	6,546
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—
The balance sheet items in the Group’s consolidated position that are subject to market risk are shown below, distinguishing those positions for which the main risk metric is VaR from those for which risk monitoring is carried out using other metrics:

Risk metric values on the consolidated balance sheet
EUR million
		Main market risk metric
	Balance sheet amount	VaR	Other	Main risk factor for 'Other' balance
Assets subject to market risk
Cash, cash balances at central banks and other deposits on demand	220,342		220,342	Interest rate
Financial assets held for trading	176,921	176,921
Non-trading financial assets mandatorily at fair value through profit or loss	5,910	4,068	1,842	Interest rate, spread
Financial assets designated at fair value through profit or loss	9,773	1,360	8,413	Interest rate, spread
Financial assets designated at fair value through other comprehensive income	83,308	1,761	81,547	Interest rate, spread
Financial assets at amortized cost	1,191,403		1,191,403	Interest rate, spread
Hedging derivatives	5,297		5,297	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest risk	(788)		(788)	Interest rate
Other assets	104,896
Total assets	1,797,062	—	—

Liabilities subject to market risk
Financial liabilities held for trading	122,270	122,270
Financial liabilities designated at fair value through profit or loss	40,367	450	39,917	Interest rate, spread
Financial liabilities at amortized cost	1,468,703		1,468,703	Interest rate, spread
Hedging derivatives	7,656		7,656	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	55		55	Interest rate
Other liabilities	53,770
Total liabilities	1,692,821
Equity	104,241